Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Reconciliation of Profit Under US GAAP
The following table includes the reconciliation of Adjusted EBIT and Adjusted EBITDA, non-GAAP financial measures, to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2019, 2018, and 2017.

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Net income	$1,454	$1,099	$290
Income tax (expense)	(271)	417	457
Interest expenses of Industrial Activities, net of interest income and eliminations	282	368	482
Foreign exchange (gains) losses, net	56	171	124
Finance and non-service component of Pension and other post-employment benefit costs	63	(15)	102
Restructuring expenses	109	61	93
Other discrete items	187	—	—
Venezuelan re-measurement and impairment of assets, and 2017 year-end deconsolidation of Venezuelan operations	—	—	92
Adjusted EBIT	$1,880	$2,101	$1,640
Depreciation and Amortization	660	703	725
Depreciation of assets under operating leases and assets sold with buy-back commitments	555	634	625
Adjusted EBITDA	$3,095	$3,438	$2,990

Schedule of Profit by Reportable Segment
The following summarizes Adjusted EBIT by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$897	$1,036	$791
Construction	51	91	(16)
Commercial and Specialty Vehicles	224	299	195
Powertrain	363	406	360
Unallocated items, eliminations and other	(145)	(247)	(187)
Total Industrial Activities	$1,390	$1,585	$1,143
Financial Services	490	516	497
Adjusted EBIT	$1,880	$2,101	$1,640

The following summarizes Adjusted EBITDA by reportable segment:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$1,178	$1,339	$1,106
Construction	106	152	49
Commercial and Specialty Vehicles	729	890	735
Powertrain	487	536	488
Unallocated items, eliminations and other	(143)	(246)	(187)
Total Industrial Activities	$2,357	$2,671	$2,191
Financial Services	738	767	799
Adjusted EBITDA	$3,095	$3,438	$2,990

Summary of Operating Segment Information
A summary of additional operating segment information as of and for the years ended December 31, 2019, 2018, and 2017 is as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Agriculture	$10,959	$11,682	$10,683
Construction	2,768	3,021	2,530
Commercial and Specialty Vehicles	10,439	10,939	10,562
Powertrain	4,117	4,565	4,369
Eliminations and other	(2,134)	(2,376)	(2,375)
Net sales of Industrial Activities	26,149	27,831	25,769
Financial Services	2,011	1,989	2,028
Eliminations and other	(81)	(114)	(96)
Total Revenues	$28,079	$29,706	$27,701
Depreciation and Amortization (*):
Agriculture	281	301	315
Construction	55	61	65
Commercial and Specialty Vehicles	195	206	212
Powertrain	124	130	128
Other activities and adjustments	2	1	—
Depreciation and amortization of Industrial Activities	657	699	720
Financial Services	3	4	5
Depreciation and amortization	$660	$703	$725
Expenditures for long-lived assets (**):
Agriculture	$232	$224	$208
Construction	46	40	36
Commercial and Specialty Vehicles	258	195	152
Powertrain	96	91	90
Other activities	1	—	2
Expenditures for long-lived assets of Industrial Activities	633	550	488
Financial Services	4	8	4
Expenditures for long-lived assets	$637	$558	$492

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

(**)	Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets

Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Agriculture	$10,959	$11,682	$10,683
Construction	2,768	3,021	2,530
Commercial and Specialty Vehicles	10,439	10,939	10,562
Powertrain	4,117	4,565	4,369
Eliminations and Other	(2,134)	(2,376)	(2,375)
Total Industrial Activities	26,149	27,831	25,769
Financial Services	2,011	1,989	2,028
Eliminations and Other	(81)	(114)	(96)
Total Revenues	$28,079	$29,706	$27,701
The following highlights revenues earned from external customers in the rest of the world by destination:

	2019	2018	2017
	(in millions)
United States	$5,610	$5,719	$5,014
Italy	3,253	3,383	3,021
France	3,030	2,994	2,658
Brazil	2,105	2,093	1,789
Germany	1,875	2,062	1,833
Canada	1,087	1,124	1,182
Australia	739	929	1,063
Spain	987	1,084	1,016
Argentina	509	524	984
Poland	604	658	507
Other	7,392	8,130	7,770
Total Revenues from external customers in the rest of world	$27,191	$28,700	$26,837

Schedule Of Long-lived Assets By Geographical Area	The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2019	2018
	(in millions)
United States	$4,823	$5,311
Italy	1,398	1,531
France	723	830
Germany	573	671
Spain	643	626
Canada	557	240
Brazil	294	308
China	219	534
Other	1,062	648
Total Long-lived assets in the rest of the world	$10,292	$10,699